FINANCIAL INSTRUMENTS - Carrying amount of financial assets and liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying Amount Of Financial Assets [Abstract]
Total carrying amount of financial assets	£ 72,826	£ 3,589
Carrying Amount Of Financial Liabilities [Abstract]
Total carrying amount of financial liabilities	72,397	8,073
Trade and other payables.
Carrying Amount Of Financial Liabilities [Abstract]
Total carrying amount of financial liabilities	10,259	548
Fair value of variable consideration
Carrying Amount Of Financial Liabilities [Abstract]
Total carrying amount of financial liabilities	8,071
Short term loans
Carrying Amount Of Financial Liabilities [Abstract]
Total carrying amount of financial liabilities	23,391	116
Long term loans
Carrying Amount Of Financial Liabilities [Abstract]
Total carrying amount of financial liabilities	3,391
Issued debt
Carrying Amount Of Financial Liabilities [Abstract]
Total carrying amount of financial liabilities	26,908
Lease liabilities
Carrying Amount Of Financial Liabilities [Abstract]
Total carrying amount of financial liabilities	377	7,409
Mining equipment prepayments
Carrying Amount Of Financial Assets [Abstract]
Total carrying amount of financial assets	47,426
Trade and other receivables
Carrying Amount Of Financial Assets [Abstract]
Total carrying amount of financial assets	13,194	145
Cash and cash equivalents.
Carrying Amount Of Financial Assets [Abstract]
Total carrying amount of financial assets	11,803	2,051
Financial assets at fair value, class [Member]
Carrying Amount Of Financial Assets [Abstract]
Total carrying amount of financial assets	£ 403	£ 1,393